CAPITAL LEASES (Tables)	12 Months Ended
Dec. 31, 2020
CAPITAL LEASES
Schedule of reconciliation of leases
Finance Leases
Leased asset balance	$40,055
Liability balance	$40,055
Cash flow (operating)	$-
Cash flow (financing)	$-
Interest expense	$7,461

Schedule of the net book value of the finance lease
Assets	December 31, 2020
Leased equipment under finance lease,	$108,622
less accumulated amortization	(93,117)
Net	$15,505

Liabilities	December 31, 2020
Obligations under finance lease (current)	$29,010
Obligations under finance lease (noncurrent)	11,045
Total	$40,055

Schedule of future minimum lease payments
Years ended December 31	Finance Leases

2021	26,344
2022	14,990
2023	2,916
Thereafter	-
Total	44,250
Less: Imputed Interest	(4,195)
Total Liability	40,055

Schedule of other information related to leases
Lease Type	Weighted Average Remaining Term	Weighted Average Discount Rate (1)
Finance Leases	2.04 years	17%